Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012

Tortoise MLP & Pipeline Fund (Prospectus Summary): | Tortoise MLP & Pipeline Fund
Tortoise MLP & Pipeline Fund

MANAGED PORTFOLIO SERIES

Tortoise MLP & Pipeline Fund

(the “Fund”)

Supplement dated May 2, 2012 to:

Prospectus for the Fund

dated March 29, 2012.

At a special meeting of shareholders of the Fund held on May 2, 2012, shareholders of the Fund approved a change to the Fund’s diversification status from diversified to non-diversified, as those terms are defined under the Investment Company Act of  1940, as amended (“1940 Act”).  As a result, effective immediately, the following changes have been made to the Fund’s Prospectus:

Fund Summary - Principal Investment Strategies, page 2

The 8 th paragraph of this section is restated as follows:

Under normal circumstances, the Fund may invest up to (i) 10% of its total assets in securities of any issuer; (ii) 30% of its total assets in securities issued by non-U.S. issuers (including Canadian issuers), which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country; (iii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; and (iv) 15% of its net assets in illiquid securities.  The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

Fund Summary - Principal Investment Risks, page 3

The following is inserted as the sixth paragraph of this section as follows:

Non-Diversified Fund Risk.   Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

This supplement should be retained with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Tortoise MLP & Pipeline Fund (Prospectus Summary): | Tortoise MLP & Pipeline Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tortoise MLP & Pipeline Fund
Supplement Text	ck0001511699_SupplementTextBlock

MANAGED PORTFOLIO SERIES

Tortoise MLP & Pipeline Fund

(the “Fund”)

Supplement dated May 2, 2012 to:

Prospectus for the Fund

dated March 29, 2012.

At a special meeting of shareholders of the Fund held on May 2, 2012, shareholders of the Fund approved a change to the Fund’s diversification status from diversified to non-diversified, as those terms are defined under the Investment Company Act of  1940, as amended (“1940 Act”).  As a result, effective immediately, the following changes have been made to the Fund’s Prospectus:

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Investment Strategy, Heading	rr_StrategyHeading	Fund Summary - Principal Investment Strategies, page 2
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The 8 th paragraph of this section is restated as follows:

Under normal circumstances, the Fund may invest up to (i) 10% of its total assets in securities of any issuer; (ii) 30% of its total assets in securities issued by non-U.S. issuers (including Canadian issuers), which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country; (iii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; and (iv) 15% of its net assets in illiquid securities.  The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

Risk, Heading	rr_RiskHeading	Fund Summary - Principal Investment Risks, page 3
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is inserted as the sixth paragraph of this section as follows:

Non-Diversified Fund Risk.   Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Supplement Closing	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Prospectus for future reference.
Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORIX
Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORTX